Healthcare receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Healthcare receivables	Healthcare Receivables Included within healthcare receivables are pharmaceutical rebates which are accrued as they are earned and estimated based on contracted rebate rates, eligible amounts submitted to the manufacturers by the Corporation's pharmacy manager, pharmacy utilization volume and historical collection patterns. As of September 30, 2021, and December 31, 2020, the Corporation recognized rebate receivables of approximately $30.2 million and $26.6 million, respectively. In addition to pharmaceutical rebates, Medicare Part D settlement receivables, member premium receivables and other CMS receivables included in healthcare receivables totaled $4.5 million and $12.1 million at September 30, 2021, and December 31, 2020, respectively.	Healthcare receivablesIncluded within healthcare receivables are pharmaceutical rebates which are accrued as they are earned and estimated based on contracted rebate rates, eligible amounts submitted to the manufacturers by the Corporation’s pharmacy manager, pharmacy utilization volume and historical collection patterns. As of December 31, 2020 and 2019, the Corporation recognized rebate receivables of approximately $26.6 million and $17.5 million, respectively. In addition to pharmaceutical rebates, Medicare Part D settlement receivables, member premium receivables and other CMS receivables included in the balance totaled $12.1 million and $8.3 million at December 31, 2020 and 2019, respectively.